UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(877) 721-1926

Date of fiscal year end: May 31

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

FORM N-Q

AUGUST 31, 2013

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 25.3%
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 2.0%
Daimler Finance NA LLC, Senior Notes	1.472%	9/13/13	$650,000	$650,163	(a)(b)
Daimler Finance NA LLC, Senior Notes	1.049%	4/10/14	150,000	150,474	(a)(b)
Daimler Finance NA LLC, Senior Notes	0.870%	1/9/15	570,000	571,958	(a)(b)
Daimler Finance NA LLC, Senior Notes	0.945%	8/1/16	1,050,000	1,050,767	(a)(b)
Ford Motor Credit Co. LLC, Senior Notes	1.516%	5/9/16	1,020,000	1,022,309	(a)
Volkswagen International Finance NV, Senior Notes	1.022%	3/21/14	230,000	230,903	(a)(b)
Volkswagen International Finance NV, Senior Notes	0.884%	4/1/14	840,000	842,372	(a)(b)

Total Automobiles				4,518,946

Hotels, Restaurants & Leisure - 0.1%
Caesar’s Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	40,000	41,300
Caesar’s Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	20,000	19,300
El Pollo Loco Inc., Secured Notes	17.000%	1/1/18	43,712	46,007	(b)(c)
Mohegan Tribal Gaming Authority, Secured Notes	11.500%	11/1/17	20,000	22,500	(b)

Total Hotels, Restaurants & Leisure				129,107

Media - 0.3%
NBCUniversal Enterprise Inc., Senior Notes	0.805%	4/15/16	570,000	572,252	(a)(b)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	20,000	21,000	(b)

Total Media				593,252

Multiline Retail - 0.3%
Target Corp., Senior Notes	0.436%	7/18/14	810,000	811,366	(a)

TOTAL CONSUMER DISCRETIONARY				6,052,671

CONSUMER STAPLES - 0.7%
Beverages - 0.4%
Coca-Cola Co., Senior Notes	0.223%	3/14/14	800,000	800,111	(a)
Coca-Cola Co., Senior Notes	0.253%	3/5/15	200,000	200,045	(a)

Total Beverages				1,000,156

Food & Staples Retailing - 0.3%
Safeway Inc., Senior Notes	1.774%	12/12/13	670,000	672,105	(a)

TOTAL CONSUMER STAPLES				1,672,261

ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc., Senior Secured Notes	10.500%	10/15/17	15,000	15,937	(b)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	90,000	89,325

Total Energy Equipment & Services				105,262

Oil, Gas & Consumable Fuels - 0.6%
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	40,000	42,600
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	140,000	156,695
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	60,000	66,663	(a)
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	10,000	11,104
TransCanada PipeLines Ltd., Senior Notes	0.953%	6/30/16	1,090,000	1,097,464	(a)

Total Oil, Gas & Consumable Fuels				1,374,526

TOTAL ENERGY				1,479,788

FINANCIALS - 13.8%
Capital Markets - 2.7%
Credit Suisse AG, Senior Notes	1.228%	1/14/14	2,750,000	2,758,899	(a)
Goldman Sachs Group Inc., Senior Notes	1.265%	2/7/14	1,250,000	1,253,096	(a)
Morgan Stanley, Medium-Term Notes	0.570%	1/9/14	2,000,000	1,998,486	(a)

Total Capital Markets				6,010,481

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Banks - 4.8%
Bank of Montreal, Senior Notes	0.788%	7/15/16	$1,040,000	$1,042,515	(a)
Bank of Nova Scotia, Senior Notes	0.788%	7/15/16	310,000	311,190	(a)
BB&T Corp., Senior Notes	1.133%	6/15/18	1,020,000	1,024,042	(a)
BNP Paribas SA, Senior Notes	1.169%	1/10/14	550,000	551,377	(a)
Commonwealth Bank of Australia, Senior Notes	1.073%	9/18/15	850,000	859,262	(a)(b)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Senior Notes	0.753%	3/18/16	1,030,000	1,034,028	(a)
Danske Bank A/S, Senior Notes	1.318%	4/14/14	690,000	692,939	(a)(b)
Dexia Credit Local, Senior Notes	0.744%	4/29/14	910,000	911,379	(a)(b)
HSBC Bank PLC, Senior Notes	0.904%	5/15/18	1,030,000	1,030,728	(a)(b)
Nordea Eiendomskreditt AS, Secured Bonds	0.691%	4/7/14	390,000	390,903	(a)(b)
Royal Bank of Canada, Senior Notes	0.644%	3/8/16	910,000	912,838	(a)
Wells Fargo & Co., Senior Notes	2.100%	5/8/17	1,240,000	1,256,143
Westpac Banking Corp., Senior Notes	1.005%	7/30/18	800,000	802,489	(a)

Total Commercial Banks				10,819,833

Consumer Finance - 1.6%
American Express Co., Senior Notes	0.852%	5/22/18	1,130,000	1,130,527	(a)
American Honda Finance Corp., Bonds	0.716%	5/8/14	1,100,000	1,103,348	(a)(b)
PACCAR Financial Corp., Senior Notes	0.536%	2/8/16	390,000	390,726	(a)
Toyota Motor Credit Corp., Senior Notes	0.435%	1/23/15	1,030,000	1,031,407	(a)

Total Consumer Finance				3,656,008

Diversified Financial Services - 3.9%
Bank of America Corp., Senior Notes	1.093%	3/22/16	1,540,000	1,542,918	(a)
Citigroup Inc., Senior Notes	1.226%	7/25/16	360,000	361,894	(a)
Citigroup Inc., Senior Notes	4.450%	1/10/17	640,000	689,590
General Electric Capital Corp., Senior Bonds	5.400%	2/15/17	1,860,000	2,077,853
General Electric Capital Corp., Senior Notes	0.919%	7/12/16	1,550,000	1,553,728	(a)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	140,000	159,425
SSIF Nevada LP, Senior Notes	0.968%	4/14/14	1,400,000	1,405,284	(a)(b)
Total Capital International SA, Senior Notes	0.835%	8/10/18	1,140,000	1,144,708	(a)

Total Diversified Financial Services				8,935,400

Insurance - 0.8%
American International Group Inc., Senior Notes	3.750%	11/30/13	620,000	624,427	(b)
Metropolitan Life Global Funding I, Senior Secured Notes	0.623%	3/19/14	300,000	300,615	(a)(b)
Prudential Financial Inc., Senior Notes	1.044%	8/15/18	890,000	893,649	(a)

Total Insurance				1,818,691

TOTAL FINANCIALS				31,240,413

HEALTH CARE - 1.0%
Health Care Providers & Services - 0.0%
US Oncology Inc. Escrow, Senior Secured Notes	—	—	20,000	1,150	*
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	20,000	21,225

Total Health Care Providers & Services				22,375

Pharmaceuticals - 1.0%
AbbVie Inc., Senior Notes	1.027%	11/6/15	1,290,000	1,303,236	(a)
Johnson & Johnson, Senior Notes	0.354%	5/15/14	900,000	901,283	(a)

Total Pharmaceuticals				2,204,519

TOTAL HEALTH CARE				2,226,894

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.8%
Boeing Co., Senior Notes	0.276%	11/3/14	1,030,000	1,029,835	(a)
United Technologies Corp., Senior Notes	0.545%	12/2/13	780,000	780,543	(a)

Total Aerospace & Defense				1,810,378

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - 0.0%
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	$37,000	$37,278	(b)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	17,587	19,170

Total Airlines				56,448

Machinery - 0.5%
John Deere Capital Corp., Senior Notes	0.339%	1/12/15	1,050,000	1,050,785	(a)

TOTAL INDUSTRIALS				2,917,611

INFORMATION TECHNOLOGY - 1.9%
Computers & Peripherals - 0.5%
Apple Inc., Senior Notes	0.316%	5/3/16	1,230,000	1,230,834	(a)

IT Services - 0.7%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	140,000	143,850	(b)
International Business Machines Corp., Senior Notes	0.295%	7/29/15	1,360,000	1,360,654	(a)

Total IT Services				1,504,504

Software - 0.7%
Oracle Corp., Senior Notes	0.848%	1/15/19	1,550,000	1,564,297	(a)

TOTAL INFORMATION TECHNOLOGY				4,299,635

MATERIALS - 0.5%
Metals & Mining - 0.5%
Rio Tinto Finance USA PLC, Notes	1.113%	6/17/16	1,030,000	1,032,972	(a)

Paper & Forest Products - 0.0%
Appvion Inc., Senior Secured Notes	11.250%	12/15/15	50,000	57,000
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	30,000	32,850

Total Paper & Forest Products				89,850

TOTAL MATERIALS				1,122,822

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.8%
AT&T Inc., Senior Notes	0.650%	2/12/16	850,000	852,937	(a)
British Telecommunications PLC, Senior Notes	1.625%	6/28/16	1,030,000	1,036,322
Verizon Communications Inc., Senior Notes	0.474%	3/6/15	750,000	749,383	(a)(b)
Verizon Communications Inc., Senior Notes	5.500%	4/1/17	1,180,000	1,325,481

Total Diversified Telecommunication Services				3,964,123

Wireless Telecommunication Services - 0.4%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	190,000	172,425
Vodafone Group PLC, Senior Notes	0.648%	2/19/16	800,000	800,446	(a)

Total Wireless Telecommunication Services				972,871

TOTAL TELECOMMUNICATION SERVICES				4,936,994

UTILITIES - 0.6%
Electric Utilities - 0.3%
DPL Inc., Senior Notes	7.250%	10/15/21	110,000	112,750
Duke Energy Indiana Inc., Secured Bonds	0.619%	7/11/16	520,000	521,550	(a)

Total Electric Utilities				634,300

Independent Power Producers & Energy Traders - 0.1%
AES Corp., Senior Notes	7.750%	10/15/15	124,000	138,570
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	97,429	107,660

Total Independent Power Producers & Energy Traders				246,230

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Multi-Utilities - 0.2%
PG&E Corp., Senior Notes	5.750%	4/1/14	$470,000	$483,186

TOTAL UTILITIES				1,363,716

TOTAL CORPORATE BONDS & NOTES (Cost - $57,112,175)				57,312,805

ASSET-BACKED SECURITIES - 24.5%
Access Group Inc., 2005-1 A2	0.383%	3/23/20	571,874	570,181	(a)
Ally Auto Receivables Trust, 2012-4 A2	0.480%	5/15/15	656,107	656,004
American Express Credit Account Master Trust, 2011-2 A	0.304%	6/15/16	2,200,000	2,199,717	(a)
American Express Credit Account Master Trust, 2012-3 A	0.334%	3/15/18	2,020,000	2,018,087	(a)
Amortizing Residential Collateral Trust, 2002-BC4 M1	1.234%	7/25/32	1,011,665	952,120	(a)
Amortizing Residential Collateral Trust, 2002-BC6 A2	0.884%	8/25/32	324,914	283,887	(a)
Atrium CDO Corp., 5A A1	0.514%	7/20/20	697,903	686,826	(a)(b)
Ballyrock Ltd., 2006-1A A	0.493%	8/28/19	183,802	183,357	(a)(b)
Brazos Higher Education Authority Inc., 2005-2 A10	0.393%	12/26/19	1,040,000	1,032,184	(a)
Business Loan Express, 2001-2A A	0.764%	1/25/28	446,836	330,882	(a)(b)
Business Loan Express, 2002-1A A	0.734%	7/25/28	357,010	309,705	(a)(b)
Business Loan Express, 2002-AA A	0.834%	6/25/28	263,226	194,919	(a)(b)
CarMax Auto Owner Trust, 2012-2 A2	0.640%	5/15/15	282,480	282,562
Chase Issuance Trust, 2011-A3 A3	0.304%	12/15/15	400,000	399,928	(a)
Chase Issuance Trust, 2012-A1 A1	0.284%	5/16/16	1,700,000	1,699,026	(a)
Chase Issuance Trust, 2012-A9 A9	0.334%	10/16/17	950,000	949,341	(a)
Citibank Credit Card Issuance Trust, 2013-A1 A1	0.284%	4/24/17	1,700,000	1,698,721	(a)
Citibank Credit Card Issuance Trust, 2013-A4 A4	0.605%	7/24/20	1,560,000	1,562,082	(a)
Dryden Senior Loan Fund, 2013-28A X	1.165%	8/15/16	500,000	499,375	(a)(b)
EFS Volunteer No. 2 LLC, 2012-1 A1	1.868%	7/26/27	1,623,689	1,641,152	(a)(b)
Ford Credit Auto Lease Trust, 2012-B A2	0.540%	11/15/14	317,984	318,143
Ford Credit Auto Owner Trust, 2012-B A3	0.720%	12/15/16	1,200,000	1,202,747
Ford Credit Auto Owner Trust, 2012-C A2	0.470%	4/15/15	349,900	349,943
Ford Credit Auto Owner Trust, 2012-D A2	0.400%	9/15/15	705,806	705,669
Ford Credit Auto Owner Trust, 2013-B A2	0.380%	2/15/16	520,000	519,587
Ford Credit Auto Owner Trust, 2013-B A3	0.570%	10/15/17	810,000	807,285
Ford Credit Floorplan Master Owner Trust, 2013-3 A1	0.790%	6/15/17	680,000	680,479
Ford Credit Floorplan Master Owner Trust, 2013-3 A2	0.484%	6/15/17	280,000	279,871	(a)
GSAMP Trust, 2006-SEA1 A	0.484%	5/25/36	817,875	803,562	(a)(b)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	960,000	1,015,497	(b)
Hewett’s Island CDO Ltd., 2007-1RA A	0.665%	11/12/19	229,936	224,425	(a)(b)
HLSS Servicer Advance Receivables Backed Notes, 2013-T1 A1	0.898%	1/15/44	550,000	549,730	(b)
HLSS Servicer Advance Receivables Backed Notes, 2013-T4 AT4	1.183%	8/15/44	400,000	399,918	(b)
Honda Auto Receivables Owner Trust, 2012-2 A2	0.560%	11/17/14	366,786	366,868
Honda Auto Receivables Owner Trust, 2012-2 A3	0.700%	2/16/16	900,000	901,637
Honda Auto Receivables Owner Trust, 2012-3 A2	0.460%	12/15/14	587,514	587,553
Honda Auto Receivables Owner Trust, 2012-4 A2	0.400%	4/20/15	1,191,340	1,191,160
Illinois Student Assistance Commission, 2010-1 A2	1.316%	4/25/22	1,690,258	1,702,005	(a)
Mercedes-Benz Auto Receivables Trust, 2012-1 A2	0.370%	3/16/15	133,045	133,064
Mercedes-Benz Auto Receivables Trust, 2012-1 A3	0.470%	10/17/16	400,000	399,876
Mercedes-Benz Auto Receivables Trust, 2013-1 A3	0.780%	8/15/17	1,240,000	1,239,523
NCUA Guaranteed Notes, 2010-A1 A	0.535%	12/7/20	2,193,288	2,195,679	(a)
New Century Home Equity Loan Trust, 2004-2 M2	1.114%	8/25/34	1,862,036	1,716,420	(a)
Nissan Auto Lease Trust, 2013-A A2A	0.450%	9/15/15	1,360,000	1,358,559

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Nissan Auto Receivables Owner Trust, 2012-A A3	0.730%	5/16/16	$350,000	$350,881
Nissan Auto Receivables Owner Trust, 2012-B A2	0.390%	4/15/15	637,116	637,123
Nissan Auto Receivables Owner Trust, 2013-A A2	0.370%	9/15/15	1,350,000	1,349,864
Northstar Education Finance Inc., 2005-1 A1	0.364%	10/28/26	281,305	281,123	(a)
NovaStar Home Equity Loan Trust, 2003-1 M1	1.609%	5/25/33	484,502	393,166	(a)
Ocean Trails CLO, 2013-4A X	1.266%	8/13/25	350,000	350,000	(a)(b)
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	0.958%	7/1/18	1,660,000	1,658,447
Renaissance Home Equity Loan Trust, 2003-1 A	1.044%	6/25/33	625,540	601,250	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	0.624%	8/25/33	620,841	573,946	(a)
Renaissance Home Equity Loan Trust, 2003-3 A	0.684%	12/25/33	1,680,851	1,643,130	(a)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	17,267	16,697
SACO I Trust, 2006-5 1A	0.484%	4/25/36	377,906	295,385	(a)
Saxon Asset Securities Trust, 2003-1 M1	1.234%	6/25/33	513,772	463,860	(a)
SLM Student Loan Trust, 2003-11 A4	0.463%	6/15/20	64,904	64,898	(a)
SLM Student Loan Trust, 2004-02 A4	0.396%	10/25/19	233,576	233,438	(a)
SLM Student Loan Trust, 2004-04 A4	0.396%	1/25/19	600,269	600,176	(a)
SLM Student Loan Trust, 2005-05 A2	0.346%	10/25/21	57,252	57,219	(a)
SLM Student Loan Trust, 2006-4 A4	0.346%	4/25/23	110,618	110,578	(a)
SLM Student Loan Trust, 2007-2 A2	0.266%	7/25/17	301,980	300,941	(a)
SLM Student Loan Trust, 2008-05 A2	1.366%	10/25/16	98,037	98,235	(a)
SLM Student Loan Trust, 2008-6 A3	1.016%	1/25/19	1,320,000	1,327,285	(a)
SLM Student Loan Trust, 2011-B A1	1.034%	12/16/24	496,896	495,404	(a)(b)
SLM Student Loan Trust, 2012-05 A1	0.384%	11/25/16	640,547	640,410	(a)
SLM Student Loan Trust, 2012-6 A1	0.344%	2/27/17	293,848	293,734	(a)
SLM Student Loan Trust, 2012-7 A1	0.344%	2/27/17	974,847	974,362	(a)
SLM Student Loan Trust, 2012-A A1	1.584%	8/15/25	752,644	758,346	(a)(b)
SLM Student Loan Trust, 2012-B A1	1.284%	12/15/21	422,960	424,382	(a)(b)
SLM Student Loan Trust, 2012-C A1	1.284%	8/15/23	549,147	551,737	(a)(b)
SLM Student Loan Trust, 2013-A A1	0.784%	8/15/22	409,577	408,421	(a)(b)
Specialty Underwriting & Residential Finance Trust, 2003-BC1 A	0.864%	1/25/34	118,169	105,967	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.864%	1/25/33	423,450	408,576	(a)
USAA Auto Owner Trust, 2012-1 A2	0.380%	6/15/15	100,604	100,581
Venture CDO Ltd., 2013-13A AX	1.619%	6/10/25	650,000	647,250	(a)(b)
Volkswagen Auto Lease Trust, 2012-A A2	0.660%	11/20/14	303,946	304,094
Volkswagen Auto Loan Enhanced Trust, 2012-1 A3	0.850%	8/22/16	200,000	200,609

TOTAL ASSET-BACKED SECURITIES (Cost - $56,374,472)				55,520,771

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.9%
American Home Mortgage Assets, 2006-4 1A12	0.394%	10/25/46	3,067,003	1,952,304	(a)
Banc of America Mortgage Securities Inc., 2003-B 1A1	2.747%	3/25/33	38,691	37,954	(a)
Bear Stearns Alt-A Trust, 2005-02 1A1	0.684%	3/25/35	444,443	430,398	(a)
Bear Stearns ARM Trust, 2004-12 1A1	2.787%	2/25/35	464,656	397,145	(a)
Bear Stearns ARM Trust, 2006-04 1A1	2.720%	10/25/36	248,647	201,638	(a)
Bear Stearns Asset-Backed Securities Trust, 2003-AC5 A3	1.284%	10/25/33	1,376,208	1,288,377	(a)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.484%	8/25/35	11,084	9,478	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.474%	10/25/35	36,179	30,338	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.384%	1/25/36	16,035	13,366	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.414%	7/25/36	91,997	76,053	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Countrywide Home Loan Mortgage Pass-Through Trust, 2002-26 A4	0.684%	12/25/17	$318,383	$310,275	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2003-37 2A1	2.686%	9/25/33	510,890	500,426	(a)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.634%	6/25/34	506,762	454,926	(a)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.736%	2/25/48	301,938	302,394	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.886%	12/29/45	882,370	886,781	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 1997-19 F	1.061%	6/1/28	199,820	195,111	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	0.534%	11/15/40	710,972	715,220	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T06 A3	3.880%	1/25/28	328,668	351,013	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	3.340%	3/25/42	2,261,171	2,386,612	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T03 2A	3.124%	8/25/43	2,096,407	2,216,048	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	0.655%	3/25/27	447,304	441,878	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2005-86 FC	0.484%	10/25/35	346,732	347,083	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, PAC, 2003-117 KF	0.584%	8/25/33	812,643	815,185	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.049%	8/25/42	1,844,003	1,924,582	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1	0.584%	5/25/42	259,946	258,553	(a)
First Republican Mortgage Loan Trust, 2000-FRB1 A2	2.878%	6/25/30	443,234	446,513	(a)
First Union-Lehman Brothers Commercial Mortgage Trust, IO, 1997-C1	2.075%	4/18/29	205,356	12	(a)(d)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.695%	2/20/61	605,840	605,285	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF	0.595%	3/20/63	987,965	981,147	(a)
GS Mortgage Securities Corp. II, 2000-1A A	0.884%	3/20/23	367,189	337,935	(a)(b)
GS Mortgage Securities Corp. II, 2007-EOP A2	1.260%	3/6/20	267,259	267,482	(a)(b)
Harborview Mortgage Loan Trust, 2004-2 2A1	0.704%	6/19/34	813,519	681,573	(a)
IMPAC CMB Trust, 2003-8 1A2	1.184%	10/25/33	61,848	56,189	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	0.984%	11/25/34	217,261	200,089	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.687%	10/25/35	1,460,783	1,218,784	(a)
JPMorgan Commercial Mortgage Finance Corp., IO, 1997-C5 X	1.175%	9/15/29	240,799	5,379	(a)(b)(d)
LB Commercial Conduit Mortgage Trust, IO, 1998-C4 X	1.542%	10/15/35	868,658	36,779	(a)(d)
Merrill Lynch Mortgage Investors Inc., 2005-A2 A4	2.535%	2/25/35	128,841	129,064	(a)
Merrill Lynch Mortgage Trust, 2003-KEY1 A4	5.236%	11/12/35	365,860	365,974	(a)
Morgan Stanley Capital I, 2011-C1 A1	2.602%	9/15/47	484,461	493,300	(b)
NCUA Guaranteed Notes, 2011-R1 1A	0.636%	1/8/20	558,782	561,969	(a)
New York Mortgage Trust Inc., 2005-2 A	0.514%	8/25/35	705,067	660,227	(a)
Residential Accredit Loans Inc., 2003-QA1 A1	0.864%	12/25/33	1,079,511	962,991	(a)
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	14,575	15,930
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	20,384	20,088
Residential Asset Securitization Trust, 2003-A5 A5	0.684%	6/25/33	127,108	126,425	(a)
Residential Asset Securitization Trust, PAC, 2003-A11 A2	0.634%	11/25/33	414,065	383,779	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Residential Asset Securitization Trust, PAC, 2004-A2 1A3	0.584%	5/25/34	$386,810	$370,769	(a)
Sequoia Mortgage Trust, 2002-9 2A	2.008%	9/20/32	393,376	364,821	(a)
Sequoia Mortgage Trust, 2003-2 A1	0.844%	6/20/33	360,646	359,174	(a)
Structured ARM Loan Trust, 2004-01 2A	0.494%	2/25/34	222,592	202,018	(a)
Structured ARM Loan Trust, 2004-02 1A1	2.926%	3/25/34	564,894	558,465	(a)
Structured ARM Loan Trust, 2004-17 A1	1.140%	11/25/34	838,693	810,978	(a)
Structured Asset Mortgage Investments Inc., 2003-CL1 1F2	0.784%	7/25/32	546,617	512,629	(a)
Structured Asset Mortgage Investments Inc., 2005-AR7 1A2	0.564%	12/27/35	110,372	2,462	(a)
Structured Asset Securities Corp., 1998-03 M1	1.184%	3/25/28	765,435	741,113	(a)
Structured Asset Securities Corp., 1998-08 M1	1.124%	8/25/28	1,451,007	1,433,846	(a)
Structured Asset Securities Corp., 2002-11A 1A1	2.049%	6/25/32	51,607	50,326	(a)
Structured Asset Securities Corp., 2002-18A 1A1	2.762%	9/25/32	67,714	66,177	(a)
Structured Asset Securities Corp., 2005-RF3 2A	3.465%	6/25/35	1,287,915	1,153,093	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.084%	3/25/44	175,135	152,473	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.816%	8/20/35	818,811	705,160	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2003-S4 2A9	1.334%	6/25/33	900,083	883,839	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2004-AR02 A	1.558%	4/25/44	509,406	487,688	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR06 2A	1.119%	8/25/46	1,354,763	841,285	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR07 2A	1.139%	7/25/46	2,686,158	2,171,883	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A1	2.673%	11/25/34	1,287,904	1,259,328	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $40,953,674)				38,227,579

MORTGAGE-BACKED SECURITIES - 3.1%
FHLMC - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC)	2.002%	6/1/43	1,193,215	1,174,512	(a)

FNMA - 2.6%
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	4,526,283	4,622,792
Federal National Mortgage Association (FNMA)	6.294%	9/1/37	1,143,926	1,218,111	(a)

Total FNMA				5,840,903

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $7,120,165)				7,015,415

SENIOR LOANS - 2.0%
CONSUMER DISCRETIONARY - 1.8%
Hotels, Restaurants & Leisure - 1.1%
Aramark Corp., Extended Term Loan B	3.776%	7/26/16	608,838	610,923	(e)
Aramark Corp., Extended Term Loan C	3.776%	7/26/16	258,901	259,992	(e)
Aramark Corp., Non Extended Synthetic Letter of Credit	2.025%	1/27/14	20,857	20,935	(e)
El Pollo Loco Inc., First Lien Term Loan	9.250 - 10.000%	7/14/17	9,800	10,045	(e)
Golden Nugget Inc., New Delayed Draw Term Loan	3.190%	6/30/14	992,812	982,573	(e)
Las Vegas Sands LLC, Extended Delayed Draw Term Loan	2.690%	11/23/16	105,626	105,699	(e)
Las Vegas Sands LLC, Extended Term Loan B	2.690%	11/23/16	426,160	426,456	(e)

Total Hotels, Restaurants & Leisure				2,416,623

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 0.3%
Cengage Learning Acquisitions Inc., Extended Term Loan	7.750%	7/5/17	$1,750	$1,261	(e)
Univision Communications Inc., Converted Extended Term Loan	4.500%	3/2/20	697,094	696,658	(e)

Total Media				697,919

Multiline Retail - 0.4%
Neiman Marcus Group Inc., Extended Term Loan	4.000%	5/16/18	925,000	926,156	(e)

TOTAL CONSUMER DISCRETIONARY				4,040,698

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., Extended 2018 Term Loan B	4.184%	3/23/18	395,228	392,449	(e)

TOTAL SENIOR LOANS (Cost - $4,397,557)				4,433,147

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.3%
U.S. Government Agencies - 18.3%
Federal Farm Credit Bank (FFCB), Bonds	0.220%	10/15/13	2,000,000	2,000,388	(a)
Federal Home Loan Bank (FHLB), Bonds	0.170%	1/2/14	2,250,000	2,250,853	(a)
Federal Home Loan Bank (FHLB), Bonds	0.083%	1/3/14	4,000,000	4,000,392	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.707%	8/1/29	35,823	37,018	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.352%	8/1/32	202,674	202,835	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	3.100%	8/1/32	30,517	30,614	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.320%	12/1/26	91,417	97,102	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.464%	7/1/29	220,504	234,741	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.526%	7/1/29	86,156	91,936	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.100%	7/1/33	598,297	629,975	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	4.479%	8/1/25	52,049	52,302	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	5.000%	12/1/30	39,447	39,837	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold Thirty Year	6.500%	4/1/29	2,427	2,762
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.156%	11/4/13	2,250,000	2,250,329	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.186%	12/5/14	2,000,000	2,001,864	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.351%	12/1/23	116,023	123,151	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	1.911%	2/1/24	62,996	63,460	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.139%	4/1/26	272,346	288,829	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.278%	6/1/29	647,646	693,158	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.502%	7/1/29	242,065	258,022	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.410%	3/1/31	113,001	120,300	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.325%	5/1/31	4,198	4,227	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.581%	3/1/33	1,408,282	1,491,814	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.386%	10/1/33	230,528	241,841	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Federal Home Loan Mortgage Corp. (FHLMC), One Year LIBOR	2.711%	5/1/33	$617,891	$657,342	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Six Month LIBOR	2.524%	7/1/27	49,092	49,336	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Three Year CMT ARM	3.204%	12/1/30	125,623	127,549	(a)
Federal National Mortgage Association (FNMA), 11th District COFI	5.495%	2/1/31	606,538	651,629	(a)
Federal National Mortgage Association (FNMA), Bonds	2.025%	4/1/33	303,034	318,194	(a)
Federal National Mortgage Association (FNMA), Five Year CMT ARM	5.363%	5/1/30	316,622	318,963	(a)
Federal National Mortgage Association (FNMA), Notes	0.375%	12/21/15	6,000,000	5,976,594
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.389%	11/1/18	103,918	110,679	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.364%	4/1/20	16,638	17,483	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.414%	7/1/21	44,760	44,629	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.405%	8/1/22	27,682	29,508	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.594%	7/1/23	50,719	54,254	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.276%	8/1/23	32,690	32,835	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.514%	2/1/24	106,598	113,673	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.197%	4/1/25	306,610	324,660	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.295%	12/1/25	45,755	47,914	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.478%	1/1/27	128,221	136,367	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.477%	7/1/27	191,665	205,107	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.615%	8/1/27	81,925	84,570	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.200%	2/1/28	25,905	27,467	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.360%	3/1/28	61,502	62,370	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.547%	2/1/29	185,988	198,403	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.515%	8/1/29	295,517	315,805	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.395%	11/1/29	239,544	255,626	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.515%	1/1/30	148,806	151,423	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.672%	12/1/30	533,279	568,837	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.360%	1/1/31	173,957	185,081	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.237%	2/1/31	159,062	169,091	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.405%	3/1/31	92,504	98,752	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.173%	4/1/31	250,807	265,592	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.264%	4/1/31	$55,563	$58,438	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.354%	7/1/31	94,698	98,751	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.390%	9/1/31	73,091	77,546	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.400%	9/1/31	83,752	87,796	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.688%	10/1/31	148,559	149,483	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.125%	6/1/32	58,106	58,348	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.455%	7/1/32	330,085	336,633	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.145%	9/1/32	363,357	384,125	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.327%	12/1/32	533,207	541,722	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.340%	1/1/33	139,974	142,907	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.540%	1/1/33	243,426	241,989	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.382%	5/1/33	453,461	480,782	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	2.368%	8/1/32	199,809	210,284	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	1.375%	12/1/20	263,268	262,791	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.325%	6/1/24	8,498	8,533	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.125%	7/1/24	218,888	225,640	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.015%	9/1/24	583,245	598,915	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.108%	9/1/24	194,471	198,155	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.875%	11/1/31	66,214	67,591	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.033%	1/1/33	254,860	269,270	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.050%	5/1/33	1,239,205	1,287,923	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.959%	6/1/33	585,058	610,638	(a)
Federal National Mortgage Association (FNMA), Three Year CMT ARM	4.461%	6/1/30	806,132	860,942	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	2/20/16	42,231	44,079	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	6/20/17	71,411	74,347	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	9/20/20	303,702	317,267	(a)

Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.500%	3/20/21	89,597	93,341	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	3/20/21	113,629	118,717	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	6/20/22	650,514	677,602	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.750%	8/20/22	169,099	175,619	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	10/20/22	$420,423	$436,871	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	11/20/22	235,515	244,024	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	12/20/22	85,223	88,558	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	5/20/23	140,996	146,873	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	1/20/24	108,627	113,029	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	3/20/24	230,793	240,146	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	5/20/26	141,317	147,220	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.750%	9/20/27	261,885	272,020	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	10/20/27	290,396	301,797	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	4/20/32	338,844	353,027	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.625%	5/20/32	112,619	117,333	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.750%	7/20/32	798,472	829,417	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.750%	8/20/32	503,399	522,908	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	1.750%	9/20/32	107,926	112,108	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $40,911,747)				41,492,988

			SHARES
COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Tropicana Entertainment Inc.			17,545	267,035	*

INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS			886	24,879	*(d)(f)

TOTAL COMMON STOCKS (Cost - $311,763)				291,914

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $207,181,553)				204,294,619

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 9.2%
U.S. Government Agencies - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes (Cost - $29,992)	0.100%	12/9/13	$30,000	29,999	(g)

Repurchase Agreements - 9.2%
Barclays Capital Inc., repurchase agreement dated 8/30/13; Proceeds at maturity - $13,000,029; (Fully collateralized by U.S. government obligations, 2.625% due 11/15/20; Market value - $13,259,999)	0.020%	9/3/13	13,000,000	13,000,000

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - continued
State Street Bank & Trust Co. repurchase agreement dated 8/30/13; Proceeds at maturity - $7,849,000 (Fully collateralized by U.S. Treasury Notes, 0.875% due 2/28/17; Market Value - $8,008,548)	0.000%	9/3/13	$7,849,000	$7,849,000

Total Repurchase Agreements				20,849,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $20,878,992)				20,878,999

TOTAL INVESTMENTS - 99.4% (Cost - $228,060,545#)				225,173,618
Other Assets in Excess of Liabilities - 0.6%				1,468,461

TOTAL NET ASSETS - 100.0%				$226,642,079

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Illiquid security.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$57,312,805	—	$57,312,805
Asset-backed securities	—	55,520,771	—	55,520,771
Collateralized mortgage obligations	—	38,227,579	—	38,227,579
Mortgage-backed securities	—	7,015,415	—	7,015,415
Senior loans	—	4,433,147	—	4,433,147
U.S. government & agency obligations	—	41,492,988	—	41,492,988
Common stocks	$267,035	—	$24,879	291,914

Total long-term investments	$267,035	$204,002,705	$24,879	$204,294,619

Short-term investments†	—	20,878,999	—	20,878,999

Total investments	$267,035	$224,881,704	$24,879	$225,173,618

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Notes to Schedule of Investments (unaudited) (continued)

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Notes to Schedule of Investments (unaudited) (continued)

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Securities pledged as collateral, if any, to cover the obligations of the Fund under derivative contracts, are noted in the Schedule of Investments.

As of August 31, 2013, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(h) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,692,060
Gross unrealized depreciation	(4,578,987)

Net unrealized depreciation	$(2,886,927)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At August 31, 2013, the Fund did not have any derivative instruments outstanding.

During the period ended August 31, 2013, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to buy)†	$122,414
Futures contracts (to sell)†	6,019,182

†	At August 31, 2013, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 25, 2013

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2013